Interim Consolidated Statement of Changes in Equity - EUR (€) € in Thousands		Total		Share capital [member]	Share premium [member]	Other reserves [member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2017	[1]	€ 47,535		€ 34,337	€ 170,297	€ 23,322	€ (180,421)
Capital increase	[1]	46,140		7,204	38,936
Transaction costs associated with capital increases	[1]	(3,141)			(3,141)
Exercise of warrants	[1]	12		12
Share-based payments	[1]	1,793			56	1,737
Total transactions with owners, recognized directly in equity	[1]	44,804		7,216	35,851	1,737
Loss for the period	[1]	(18,459)	[2]				(18,459)
Currency translation differences	[1]	(1,195)				(1,194)
Remeasurements of defined benefit obligation	[1]	0		0	0	0	0
Total comprehensive loss for the period	[1]	(19,654)				(1,194)	(18,459)
Ending balance at Jun. 30, 2018	[1]	72,684		41,553	206,148	23,863	(198,880)
Beginning balance at Dec. 31, 2018	[1]	55,589		41,553	206,149	25,667	(217,778)
Transaction costs associated with capital increases	[1]	0
Exercise of warrants	[1]	0
Share-based payments	[1]	1,291				1,291
Total transactions with owners, recognized directly in equity	[1]	1,291				1,291
Loss for the period	[1]	(15,965)	[2]				(15,965)
Reduction of share premium by absorption of losses	[1]	0			(172,287)		172,287
Currency translation differences	[1]	3				3
Remeasurements of defined benefit obligation	[1]	0		0	0	0	0
Total comprehensive loss for the period	[1]	(15,962)			(172,287)	3	156,322
Ending balance at Jun. 30, 2019	[1]	€ 40,919		€ 41,553	€ 33,862	€ 26,960	€ (61,456)

[1]	The interim condensed financial statements are unaudited financial statements
[2]	For the periods presented, the Group does not have any non-controlling interests and the loss for the period is fully attributable to owners of the parent.